CENTAUR MUTUAL FUNDS TRUST
Southlake Town Square
1460 Main Street, Suite 234
Southlake, TX 76092

March 4, 2015

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Centaur Mutual Funds Trust (the “Trust”)
Registration Statement on Form N-1A
1933 Act File No. 333-117597
1940 Act File No. 811-21606

Dear Sir or Madam:

Transmitted herewith, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Centaur Total Return Fund, a series of the above-referenced Trust, effective February 27, 2015, does not differ from those contained in the Post-Effective Amendment No. 17 to the Trust’s Registration Statement, which was filed electronically via EDGAR on February 27, 2015.

Sincerely,

/s/ Vilma Valdez
Vilma Valdez
Secretary